Notes Receivable	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Credit Loss [Abstract]
Notes Receivable

Note 6. Notes Receivable

On March 22, 2022, the Company entered into a three-year secured promissory note agreement with a principal amount of $2,000,000. The note bears simple interest at the rate of approximately 3.1% annually, due upon maturity of the note. The note is secured by all assets, accounts, and tangible and intangible property of the borrower and can be prepaid any time prior to its maturity date. As of September 30, 2024, the entire $2,000,000 in principle was outstanding.

This note was received in consideration for a portion of the development work that the Company performed for the borrower who had intended to use the Company’s technology to launch its own online game in a jurisdiction outside the U.S., where the Company is unlikely to operate.

Note 7. Notes Receivable

On March 22, 2022, the Company entered into a three-year secured promissory note agreement with a principal amount of $2,000,000. The note bears simple interest at the rate of approximately 3.1% annually, due upon maturity of the note. The note is secured by all assets, accounts, and tangible and intangible property of the borrower and can be prepaid any time prior to its maturity date. As of September 30, 2023, the entire $2,000,000 in principle was outstanding.

This note was received in consideration for a portion of the development work that the Company performed for the borrower who had intended to use the Company’s technology to launch its own online game in a jurisdiction outside the U.S., where the Company is unlikely to operate.